CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Real estate properties under development	$ 1,996,000,653	$ 1,719,135,164
Accounts payable and notes payable	690,839,190	524,663,366
Customer deposits	438,341,713	150,545,253
Other payables and accrued liabilities	300,118,332	199,661,165
Payroll and welfare payables	31,445,229	19,521,772
Current portion of long-term bank loans and other debt	1,648,233,254	704,695,082
Other long-term debt	$ 1,404,814,439	$ 974,791,324
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	129,578,676	131,426,741
Common stock, shares outstanding	129,578,676	131,426,741
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Real estate properties under development	$ 154,339,321	$ 105,056,385
Accounts payable and notes payable	2,454,089	2,321,966
Customer deposits	0	0
Income tax payable	0	0
Other payables and accrued liabilities	2,990,885	1,583,399
Payroll and welfare payables	102,316	0
Current portion of long-term bank loans and other debt	0	0
Other long-term debt	0	0
Mandatorily redeemable non-controlling interests	$ 0	$ 0